WEIGHTED AVERAGE COMMON SHARES	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
WEIGHTED AVERAGE COMMON SHARES
WEIGHTED AVERAGE COMMON SHARES

15. WEIGHTED AVERAGE COMMON SHARES

The weighted average number of common shares outstanding used in the computation of basic and diluted earnings per share is as follows (in thousands):

	At March 31,	At March 31,
	2015	2014
Weighted average shares
Weighted average number of common shares outstanding - basic	65,623	65,910
Potential dilution from equity grants(1)	869	1,460

Weighted average number of common shares outstanding - diluted	66,492	67,370

(1)

The potential dilution excludes the weighted average effect of equity awards to acquire 8.4 million and 5.1 million of our common stock for the three months ended March 31, 2015 and 2014, respectively, because the application of the treasury stock method, as required, makes them anti-dilutive.

15.WEIGHTED AVERAGE COMMON SHARES

The weighted average number of common shares outstanding used in the computation of basic and diluted earnings per share is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
Weighted average shares
Weighted average number of common shares outstanding - basic	65,844	65,970	65,734	65,940
Potential dilution from equity grants(1)	—	1,117	—	1,266
Weighted average number of common shares outstanding - diluted	65,844	67,087	65,734	67,206

(1)

The Company was in a net loss position for the three and six months ended June 30, 2015, and therefore, no potential dilution from the application of the treasury stock method was applicable. The potential dilution excludes the weighted average effect of equity awards to acquire 7.5 million and 6.5 million of our common stock for the three and six months ended June 30, 2014 as the application of the treasury stock method, as required, makes them anti-dilutive.

16. WEIGHTED AVERAGE SHARES OF COMMON STOCK

The weighted average number of common stock outstanding used in the computation of basic and diluted earnings per share is as follows (in thousands):

	At December 31,
	2014	2013	2012
Weighted average shares
Weighted average number of common shares outstanding - basic	65,780	66,014	65,933
Potential dilution from equity grants(1)	1,083	1,191	1,404
Weighted average number of common shares outstanding - diluted	66,863	67,205	67,337

(1)

The potential dilution excludes the weighted average effect of stock options to acquire 7.6 million, 5.9 million and 5.1 million shares of our common stock at December 31, 2014, 2013 and 2012, respectively, because the application of the treasury stock method, as required, makes them anti‑dilutive.